Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Assets held in trust account	$ 10,788,134		$ 46,744,889	$ 290,737,917
Cash withdrawal from trust account	40,050	$ 40,050	1,826,650	731,214
Redemption amount	$ 36,309,429		$ 247,259,068
Shares issued, price per share (in Dollars per share)	$ 0.6		$ 0.6
Level 3 [Member]
Fair Value Measurements [Line Items]
Fair value transfer measurement
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Assets held in trust account	$ 10,788,134			292,710
Fair value assets				279,107,161
Money Market Funds [Member]
Fair Value Measurements [Line Items]
Fair value assets				$ 11,338,046
Forward Contracts [Member]
Fair Value Measurements [Line Items]
Share purchased (in Shares)	2,500,000		2,500,000